Oil and Gas Properties	6 Months Ended
Jun. 30, 2014
Oil and Gas Properties [Abstract]
Oil and Gas Properties

6. Oil and Gas Properties

The following table sets forth the Company’s oil and gas properties:

	June 30, 2014	December 31, 2013
Proved oil and gas properties (1)	$23,209,940	$7,491,321
Less: Accumulated depreciation, depletion, amortization and impairment	(980,379)	(484,968)
Proved oil and gas properties, net	22,229,561	7,006,353
Unproved oil and gas properties	4,881,681	6,243,014
Total oil and gas properties, net	$27,111,242	$13,249,367

(1)	Included in the Company’s proved oil and gas properties are estimates of future asset retirement costs of $23,575 and $20,267 as of June 30, 2014 and December 31, 2013, respectively.